Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 20, 2023	Mar. 30, 2023	Jan. 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Share-based payment				$ 589	$ 377	$ 1,859
Fair value					$ 71
Stock options granted (in Shares)
Estimated exercise coefficient (in Dollars per share)				$ 0.57
Weighted-average grant-date fair value of ordinary share (in Dollars per share)					$ 0.04	$ 0.08
Weighted-average grant-date fair value of ADS (in Dollars per share)					$ 4	$ 8
Intrinsic value of RSU exercised				$ 46	$ 328	$ 271
Total compensation cost related to non-vested				$ 77
Option awards expire, term				3 years
Performance Shares [Member]
Share-Based Compensation [Line Items]
Vesting shares (in Shares)				32,500
Share-based payment					37	61
Chief Executive Officer [Member]
Share-Based Compensation [Line Items]
Share-based payment					$ 53	$ 87
Executive Officer [Member]
Share-Based Compensation [Line Items]
Estimated exercise coefficient (in Dollars per share)				$ 2.8
Non-Executive [Member]
Share-Based Compensation [Line Items]
Estimated exercise coefficient (in Dollars per share)				$ 2
Maximum [Member]
Share-Based Compensation [Line Items]
Award expire term				5 years
Minimum [Member]
Share-Based Compensation [Line Items]
Award expire term				4 years
American Depositary Shares [Member]
Share-Based Compensation [Line Items]
Vesting shares (in Shares)	478	335
Fair value			$ 131
2022 Share Incentive Plan [Member] | American Depositary Shares [Member]
Share-Based Compensation [Line Items]
Shares authorized for issuance (in Shares)				118,169